NOTE 14 - SUBSEQUENT EVENTS (Details) - USD ($)						1 Months Ended		12 Months Ended
		Mar. 30, 2018	Mar. 26, 2018	Mar. 19, 2018	Mar. 01, 2018	Feb. 28, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Nov. 02, 2007
NOTE 14 - SUBSEQUENT EVENTS (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance											1,000,000
Common Stock, Shares Authorized								150,000,000	150,000,000
Due to Related Parties (in Dollars)								$ 81,058	$ 4,000
Stock Issued During Period, Value, Issued for Services (in Dollars)								565,569	$ 286,575
Debt Instrument, Interest Rate, Stated Percentage										8.00%
Director [Member]
NOTE 14 - SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services (in Dollars)							$ 82,500	$ 99,000
Stock Issued During Period, Shares, Issued for Services							50,000	60,000
Stock Issued During Period, Shares, New Issues									130,000
Chief Executive Officer [Member]
NOTE 14 - SUBSEQUENT EVENTS (Details) [Line Items]
Due to Related Parties (in Dollars)	[1]							$ 10,000	$ 4,000
Debt Instrument, Interest Rate, Stated Percentage										8.00%
Improving Retail Space in Tennessee [Member] | Director [Member]
NOTE 14 - SUBSEQUENT EVENTS (Details) [Line Items]
Due to Related Parties (in Dollars)								29,064
Improving Retail Space in Tennessee, Paid After December 2017 In Shares [Member] | Director [Member]
NOTE 14 - SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Value, Issued for Services (in Dollars)								$ 17,648
Stock Issued During Period, Shares, Issued for Services								36,018
Subsequent Event [Member] | The 2018 Plan [Member]
NOTE 14 - SUBSEQUENT EVENTS (Details) [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance						1,000,000
Common Stock, Shares Authorized						500,000
Subsequent Event [Member] | Maximum [Member] | The 2018 Plan [Member]
NOTE 14 - SUBSEQUENT EVENTS (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period						5,000,000
Subsequent Event [Member] | Pursuant to Licensing Agreement [Member]
NOTE 14 - SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues					2,000
Subsequent Event [Member] | SEC Counsel [Member]
NOTE 14 - SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services					15,000
Subsequent Event [Member] | Chief Executive Officer [Member]
NOTE 14 - SUBSEQUENT EVENTS (Details) [Line Items]
Due to Related Parties (in Dollars)		$ 20,000	$ 40,000	$ 12,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%	8.00%	8.00%
Debt Instrument, Payment Terms		60 days	60 days	60 days

[1]	On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019. The agreement provides for a monthly storage and corporate housing allowance of $1,000 for a property owned by the CEO and a monthly automobile allowance of $1,000. During the year ended December 31, 2017, expenses related to the housing and automobile allowances totaled $24,000, of which $10,000 remained owed to the Company's CEO at December 31, 2017. During the year ended December 31, 2016, expenses related to the housing and automobile allowances totaled $16,000, of which $4,000 remained owed to the CEO at December 31, 2016.